Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets consists of the following at December 31 (in thousands):

	2025	2024
Tradename	$200	$200
Customer relationships	200	200
Less: accumulated amortization	(327)	(247)

Intangible assets, net	$73	$153

Useful life (years)	5	5

Schedule of Expected Future Amortization for Definite-Lived Intangible Assets	The following table summarizes the expected future amortization for our definite-lived intangible assets (in thousands):
Year ending December 31,	Amount
2026	$73